Other Financial Data (Other Income (Expense)) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest income (expense), net:
Interest expense	$ (132)	$ (108)	$ (132)
Interest income	19	42	58
Interest income (expense), net:	(113)	(66)	(74)
Other:
Loss from the extinguishment of long-term debt	0	(6)	(81)
Investment impairments	(3)	(4)	(4)
Foreign currency gain (loss)	(9)	(1)	10
Gains on equity method investments	10	3	12
Other	11	9	(3)
Total Other	$ 9	$ 1	$ (66)